Accounts Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accounts Payable
	As at
	September 30, 2019	December 31, 2018
Accounts payable	$505,147	$181,831
Trades payable	4,261,835	-
Other payable	29,998	24,307
	$4,796,980	$206,138

	As at December 31, 2018 ($)	As at December 31, 2017 ($)
Trade accounts payable and related parties	$181,831	$104,988
Other payable	24,307	24,307
	$206,138	$129,295